Reinsurance Balances Recoverable on Paid and Unpaid Losses - Allowance For Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Allowance for estimated uncollectible reinsurance, beginning of year	$ 147,639	$ 156,732
Effect of exchange rate movement	700	(887)
Current period change in the allowance	(381)	2,077
Write-offs charged against the allowance	(9,625)	(9,871)
Recoveries collected	(1,016)	(412)
Allowance for estimated uncollectible reinsurance, end of year	137,122	147,639
Cumulative effect of change in accounting principle
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Allowance for estimated uncollectible reinsurance, beginning of year	$ (195)	0
Allowance for estimated uncollectible reinsurance, end of year		$ (195)